Share Capital - Summary of Share Premium (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of classes of share capital [abstract]
Share premium	£ 5,620	£ 5,620	£ 5,620	£ 5,620